STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITs - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value	$ 957,000,119
Share of net assets of UMB Retirement Master Trust		$ 707,526,594
Total investments	957,000,119	707,526,594
Receivables:
Employer contributions	1,117,220	1,815,955
Employee contributions		27,455
Notes receivable from participants	11,362,497	8,205,080
Dividends receivable	80,298
Other	5,665
Total receivables	12,565,680	10,048,490
Cash	3,521
Net assets available for benefits	969,569,320	717,575,084
Mutual Funds
Investments, at fair value:
Investments, at fair value	785,957,162
UMB Company Stock
Investments, at fair value:
Investments, at fair value	21,348,783
Share of net assets of UMB Retirement Master Trust		$ 20,948,215
Money Market Fund
Investments, at fair value:
Investments, at fair value	32,491,794
Collective Investment Trust
Investments, at fair value:
Investments, at fair value	$ 117,202,380